REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Revenues from:
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Finance and interest income	261	298		835	878
Rents and other income on operating lease	180	153		545	546
Finance, interest and other income	441	451	[1]	1,380	1,424	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Sales of goods
Revenues from:
Net sales	6,018	5,999		19,467	17,411
Rendering of services
Revenues from:
Net sales	112	123		297	321
Rents on assets sold with a buy-back commitment
Revenues from:
Net sales	$ 115	$ 116		$ 360	$ 321

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).